MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:	MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2017 and 2018:

	December 31, 2017
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$58,321	$(175)	$6	$58,152
U.S. Agencies debentures	3,311	(31)	-	3,280

Total	$61,632	$(206)	$6	$61,432

*) Out of the unrealized losses, an amount of $84 has been in a continuous unrealized loss position for twelve months or longer.

	December 31, 2018
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$77,758	$(228)	$8	$77,538
U.S. Agencies debentures	6,692	(23)	2	6,671

Total	$84,450	$(251)	$10	$84,209

*) Out of the unrealized losses, an amount of $149 has been in a continuous unrealized loss position for twelve months or longer.

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2017 and 2018, by contractual years-to maturity:

	December 31,
	2017		2018
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$34,082	$34,025	$60,062	$59,948
Due between one and four years	27,550	27,407	24,388	24,261

	$61,632	$61,432	$84,450	$84,209